CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 111,246,516	¥ 774,475,992	¥ 883,056,836	¥ 339,494,652
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,634,591	11,379,697	9,635,032	5,366,195
Share-based compensation	22,568,315	157,116,095	171,836,485	74,009,575
Impairment of long-term investments	1,801,011	12,538,280
Gain on disposal of investment				(1,500,000)
Loss (gain) from equity in affiliates	(2,507,670)	(17,457,899)	(8,055,105)	832,385
Gain from disposal of property and equipment	(343)	(2,389)	(66)	(103)
Fair value adjustments related to Consolidated Trusts	(9,216,371)	(64,162,533)	(12,358,626)	9,750,565
Change in fair value of financial guarantee derivative	35,389,099	246,371,828	200,971,302	18,110,752
Provision for accounts receivable and contract assets	34,644,319	241,186,823	396,996,410	167,700,495
Interest income	(3,894,331)	(27,111,557)
Deferred tax benefits	(23,688,117)	(164,911,933)	(3,162,072)	(257,121,164)
Other non-cash expenses	35,616	247,954
Changes in operating assets and liabilities:
Accounts receivable and contract assets	52,709,381	366,952,171	(665,341,737)	(1,138,792,125)
Prepaid expenses and other current assets	(102,827,141)	(715,861,991)	(6,440,698)	(11,850,168)
Amount due from related party	2,872,820	20,000,000	(20,000,000)
Origination of loans held for sale	(1,157,267,466)	(8,056,664,647)	(5,096,651,671)	(15,072,262,146)
Sales and maturity of loans held for sale	1,201,152,704	8,362,184,896	5,232,573,583	14,461,175,264
Loan receivable from loans receivables Xiaoying Housing Loans	2,174,003	15,134,973	29,146,788	(176,499,046)
Other non-current assets	43,082	299,925	(3,054,940)	(1,400,688)
Guarantee liabilities	(491,669)	(3,422,898)	(524,270,832)	444,507,581
Financial guarantee derivative	(87,345,827)	(608,084,177)	(612,482,131)	35,150,164
Accrued payroll and welfare	(4,282,721)	(29,815,450)	15,691,600	30,959,302
Other tax payable	(10,922,935)	(76,043,291)	28,180,979	89,845,696
Income tax payable	4,130,718	28,757,234	(89,093,593)	395,221,541
Deposit payable to channel cooperators	(3,608,081)	(25,118,739)	(220,120)	(57,232,429)
Accrued expenses and other current liabilities	9,249,467	64,392,936	38,048,852	29,206,511
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	86,266,016	600,566,742	5,354,151	(615,327,191)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment and intangible assets	(2,175,179)	(15,143,162)	(38,634,331)	(20,645,321)
Disposal of property and equipment	16,576	115,402	5,332	2,997
Loan to shareholder				(217,000,000)
Loan collected from shareholder				217,000,000
Principal payment of loans at fair value	(811,092,815)	(5,646,665,956)	(67,852,371)	(1,444,135,285)
Principal collection of loans at fair value	425,452,142	2,961,912,723	744,351,887	1,492,468,221
Purchase of long-term investments			(225,000,000)	(55,000,000)
Disposal of long-term investments				16,500,000
Purchase of loans' earnings rights from related party	(54,583,585)	(380,000,000)
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(442,382,861)	(3,079,780,993)	412,870,517	(10,809,388)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of options	866,969	6,035,665
Proceeds from initial public offering			713,089,781
Payments of initial public offering cost			(31,100,368)
Proceeds from equity financing				1,000,000,000
Dividends to shareholders	(14,823,319)	(103,196,981)
Acquisition of additional interest in subsidiary			(1,400,000)
Proceeds from short-term bank borrowings	29,159,126	203,000,000	198,000,000
Repayments of short-term bank borrowings	(57,600,046)	(401,000,000)
Loan from related parties				285,467,540
Loan repayment to related parties				(392,113,384)
Cash received from investors- Consolidated Trusts	619,532,305	4,313,060,000		1,096,800,000
Cash paid to investors- Consolidated Trusts	(187,697,223)	(1,306,710,525)	(696,800,000)	(1,160,000,000)
CASH PROVIDED BY FINANCING ACTIVITIES	389,437,812	2,711,188,159	181,789,413	830,154,156
Effect of foreign exchange rate changes	1,525,882	10,622,885	(6,283,113)	(24,740,525)
NET INCREASE IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	34,846,849	242,596,793	593,730,968	179,277,052
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	183,531,075	1,277,706,639	683,975,671	504,698,619
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT YEAR END	218,377,924	1,520,303,432	1,277,706,639	683,975,671
Supplemental disclosures of cash flow information:
Income taxes paid, net of refunds	6,184,041	43,052,057	302,176,854	147,849
Interest paid	499,116	3,474,745
Non-cash investing activities:
Payable for purchase of property and equipment and intangible assets				1,586,987
Reconciliation to amounts on consolidated balance sheets:
Total cash and cash equivalents and restricted cash	218,377,924	1,520,303,432	1,277,706,639	¥ 683,975,671
Xiaoying Credit Loans And Revolving Loans
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for loan receivable	5,407,114	37,643,244
Provision for Loan and Lease Losses	5,407,114	37,643,244
Xiaoying Housing Loan
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for loan receivable	3,365,601	23,430,641	40,347,875
Provision for Loan and Lease Losses	$ 3,365,601	¥ 23,430,641	¥ 40,347,875